Loss Per Share - Additional information (Detail) - shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Earnings Per Share [Abstract]
Employees share based awards were excluded from the diluted weighted average number of ordinary shares calculation	2,445,546	4,832,824	3,319,322
Ordinary shares issuable on conversion of convertible notes excluded from the diluted weighted average number of ordinary shares calculation	0	0	5,428,117